Average Annual Total Returns - FidelitySmallCapValueFund-AMCIZPRO - FidelitySmallCapValueFund-AMCIZPRO - Fidelity Small Cap Value Fund	Sep. 29, 2023
Fidelity Advisor Small Cap Value Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(18.36%)
Past 5 years	4.96%
Past 10 years	9.43%
Fidelity Advisor Small Cap Value Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.46%)
Past 5 years	2.70%
Past 10 years	7.15%
Fidelity Advisor Small Cap Value Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.05%)
Past 5 years	3.47%
Past 10 years	7.13%
Fidelity Advisor Small Cap Value Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(14.88%)
Past 5 years	5.39%
Past 10 years	9.41%
Fidelity Advisor Small Cap Value Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(16.65%)
Past 5 years	5.21%
Past 10 years	9.42%
Fidelity Advisor Small Cap Value Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(13.16%)
Past 5 years	6.50%
Past 10 years	10.38%
Fidelity Advisor Small Cap Value Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(13.07%)
Since Inception	7.52%	[1]
RS015
Average Annual Return:
Past 1 year	(14.48%)
Past 5 years	4.13%
Past 10 years	8.48%

[1]	AFrom October 2, 2018.